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Steve Suleski
Vice President
Office of General Counsel
Phone:   608.231.7653
Fax:     608.236.7653
E-mail:  steve.suleski@cunamutual.com


                                January 12, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

                  RE:      CUNA MUTUAL LIFE INSURANCE COMPANY
                           CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           POST-EFFECTIVE AMENDMENT NO. 4
                           FILE NOS. 333-116426/811-8260

Dear Commissioners:

         On behalf of CUNA Mutual Life Insurance Company (the "Company") and CUNA Mutual Life Variable Annuity Account (the "Account"), I am transmitting for filing with the Commission pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 4 (the "Amendment") to the above-referenced Form N-4 registration statement. A courtesy copy of the Amendment will be provided to the Staff shortly under separate cover.

         The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act. As counsel who reviewed the Amendment, I represent that the Amendment does not contain disclosures, which would render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments regarding the Amendment, please call the undersigned at (608) 231-7653 or Pamela Ellis of Sutherland Asbill & Brennan LLP at (202) 383-0566.



                                   Sincerely,

                                /s/ Steve Suleski

                                 Steve Suleski
                                 Vice President

Attachments

cc:      Pamela Ellis, Esq.